REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE
Schedule of revenues

	Years ended
	December 31
	2022	2021
Gold	$192,394	$4,094
Silver	836	30
Revenue	$193,230	$4,124

Customer A	$129,866	$4,124
Customer B	47,937	—
Others	15,427	—
Revenue	$193,230	$4,124